Liability for Employee Severance Benefits (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Liability for Employee Severance Benefits [Abstract]
Severance liability	$ 860	$ 858
Severance expenses	$ 1,145	$ 1,081	$ 1,104